Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Net Assets [Abstract]
Registered capital, percentage	50.00%
Statutory common reserve, percentage	10.00%
Amount of net assets (in Yuan Renminbi)	¥ 954,928	¥ 1,793,027
PRC [Member]
Restricted Net Assets [Abstract]
General reserve, percentage	10.00%
Registered capital, percentage	50.00%